Equity (Tables)	12 Months Ended
Jun. 30, 2015
Equity [Abstract]
Schedule of dividends payable

Name of shareholders	June 30, 2015	June 30, 2014

Yulong Zhu	$3,462,665	$3,437,283
Hu Zhu	2,212,315	2,196,098
Guangjian Zhu	1,773,900	1,760,896
Yingtao Miao	545,245	541,248
Total dividends payable	$7,994,125	$7,935,525